Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2040 Fund
December 31, 2025
AFF40-NPRT3-0226
1.811338.121
Bond Funds - 14.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	123,129	1,211,590
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	158,930	1,204,686
Fidelity Series Emerging Markets Debt Fund (b)	1,759,353	15,007,278
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	465,778	4,443,524
Fidelity Series Floating Rate High Income Fund (b)	285,676	2,513,951
Fidelity Series High Income Fund (b)	1,669,194	14,872,518
Fidelity Series International Credit Fund (b)	156,403	1,321,603
Fidelity Series International Developed Markets Bond Index Fund (b)	9,097,260	77,144,765
Fidelity Series Investment Grade Bond Fund (b)	17,195,440	175,221,535
Fidelity Series Long-Term Treasury Bond Index Fund (b)	27,093,949	146,036,387
Fidelity Series Real Estate Income Fund (b)	257,837	2,606,733
TOTAL BOND FUNDS (Cost $479,975,501)		441,584,570

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	13,675,362	218,805,792
Fidelity Advisor Series Growth Opportunities Fund (b)	8,794,545	154,520,154
Fidelity Series All-Sector Equity Fund (b)	7,297,822	101,585,685
Fidelity Series Commodity Strategy Fund (b)	208,469	20,169,337
Fidelity Series Intrinsic Opportunities Fund (b)	3,172,939	33,728,343
Fidelity Series Large Cap Stock Fund (b)	11,172,953	298,317,858
Fidelity Series Large Cap Value Index Fund (b)	1,569,928	28,619,789
Fidelity Series Opportunistic Insights Fund (b)	7,391,571	188,558,980
Fidelity Series Small Cap Core Fund (b)	579,454	7,834,224
Fidelity Series Small Cap Discovery Fund (b)	2,303,415	25,314,527
Fidelity Series Small Cap Opportunities Fund (b)	3,110,002	50,444,238
Fidelity Series Stock Selector Large Cap Value Fund (b)	11,893,967	172,700,407
Fidelity Series Value Discovery Fund (b)	10,137,650	172,644,186
TOTAL DOMESTIC EQUITY FUNDS (Cost $967,952,593)		1,473,243,520

International Equity Funds - 35.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,962,883	98,016,938
Fidelity Series Emerging Markets Fund (b)	5,722,635	67,183,739
Fidelity Series Emerging Markets Opportunities Fund (b)	10,938,930	269,644,634
Fidelity Series International Growth Fund (b)	10,585,527	202,289,415
Fidelity Series International Small Cap Fund (b)	1,988,651	35,576,969
Fidelity Series International Value Fund (b)	13,044,618	203,496,036
Fidelity Series Overseas Fund (b)	13,561,268	202,469,735
Fidelity Series Select International Small Cap Fund (b)	173,012	2,391,020
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $689,377,307)		1,081,068,486

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	3,890,000	3,882,321
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	3,040,000	3,031,972
US Treasury Bills 0% 3/12/2026 (d)	3.64	50,000	49,660
US Treasury Bills 0% 3/19/2026 (d)	3.56	460,000	456,575
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.66	100,000	99,391
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,518,019)			7,519,919

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	3,204,158	3,204,799
Fidelity Series Government Money Market Fund (b)(f)	3.84	13,350,404	13,350,404
TOTAL MONEY MARKET FUNDS (Cost $16,555,276)			16,555,203

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,161,378,696)	3,019,971,698
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,905,489)
NET ASSETS - 100.0%	3,018,066,209

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	22	3/2026	3,192,310	5,131

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,145	3/2026	131,406,641	(743,574)
CBOT US Treasury Long Bond Contracts (United States)	196	3/2026	22,582,875	(262,891)

TOTAL INTEREST RATE CONTRACTS				(1,006,465)

TOTAL LONG				(1,001,334)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	222	3/2026	27,727,800	530,139
CME E-Mini S&P 500 Index Contracts (United States)	111	3/2026	38,253,375	(22,876)
ICE MSCI Emerging Markets Index Contracts (United States)	43	3/2026	3,034,510	536

TOTAL SHORT				507,799

TOTAL FUTURES CONTRACTS				(493,535)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,519,919.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,143,785	43,906,575	51,845,573	153,872	85	(73)	3,204,799	3,204,158	0.0%
Total	11,143,785	43,906,575	51,845,573	153,872	85	(73)	3,204,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	188,341,489	40,526,059	29,411,502	27,234,154	989,909	18,359,837	218,805,792	13,675,362
Fidelity Advisor Series Growth Opportunities Fund	131,740,577	27,314,828	30,408,585	20,701,979	4,897,861	20,975,473	154,520,154	8,794,545
Fidelity Advisor Series Small Cap Fund	643,925	-	628,226	-	40,694	(56,393)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,299,885	74,873	149,875	48,231	2,527	(15,820)	1,211,590	123,129
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,245,273	84,444	98,417	51,865	(17,585)	(9,029)	1,204,686	158,930
Fidelity Series All-Sector Equity Fund	84,294,013	10,176,921	10,123,881	5,430,529	500,420	16,738,212	101,585,685	7,297,822
Fidelity Series Canada Fund	67,866,304	18,672,578	4,693,108	1,970,986	521,684	15,649,480	98,016,938	4,962,883
Fidelity Series Commodity Strategy Fund	5,232,978	15,012,287	331,192	155,057	15,772	239,492	20,169,337	208,469
Fidelity Series Emerging Markets Debt Fund	13,250,209	1,673,210	851,740	646,310	(32,554)	968,153	15,007,278	1,759,353
Fidelity Series Emerging Markets Debt Local Currency Fund	4,028,313	364,995	229,615	289,004	(11,893)	291,724	4,443,524	465,778
Fidelity Series Emerging Markets Fund	59,127,741	3,801,428	12,009,587	1,617,004	1,420,383	14,843,774	67,183,739	5,722,635
Fidelity Series Emerging Markets Opportunities Fund	236,653,377	13,080,599	46,229,856	6,729,343	6,671,332	59,469,182	269,644,634	10,938,930
Fidelity Series Floating Rate High Income Fund	2,485,821	203,550	164,011	149,270	(3,441)	(7,968)	2,513,951	285,676
Fidelity Series Government Money Market Fund	-	13,427,256	76,852	41,213	-	-	13,350,404	13,350,404
Fidelity Series High Income Fund	14,042,801	1,121,399	880,667	802,303	582	588,403	14,872,518	1,669,194
Fidelity Series International Credit Fund	1,253,436	58,822	-	58,821	-	9,345	1,321,603	156,403
Fidelity Series International Developed Markets Bond Index Fund	57,308,532	24,592,939	3,481,721	2,742,681	(22,300)	(1,252,685)	77,144,765	9,097,260
Fidelity Series International Growth Fund	176,737,363	28,376,288	16,197,056	15,999,013	1,420,171	11,952,649	202,289,415	10,585,527
Fidelity Series International Small Cap Fund	36,475,548	5,572,540	9,247,589	4,717,812	2,301,871	474,599	35,576,969	1,988,651
Fidelity Series International Value Fund	191,208,356	24,516,451	40,400,079	20,618,441	13,716,747	14,454,561	203,496,036	13,044,618
Fidelity Series Intrinsic Opportunities Fund	31,802,951	4,239,985	3,269,755	3,683,485	(57,018)	1,012,180	33,728,343	3,172,939
Fidelity Series Investment Grade Bond Fund	133,662,819	53,586,909	14,015,168	5,063,678	66,172	1,920,803	175,221,535	17,195,440
Fidelity Series Large Cap Stock Fund	254,596,495	36,760,274	40,899,572	27,927,369	7,547,753	40,312,908	298,317,858	11,172,953
Fidelity Series Large Cap Value Index Fund	25,276,381	3,167,969	2,338,055	960,783	76,154	2,437,340	28,619,789	1,569,928
Fidelity Series Long-Term Treasury Bond Index Fund	138,160,819	24,902,765	14,102,847	4,116,682	(5,715,163)	2,790,813	146,036,387	27,093,949
Fidelity Series Opportunistic Insights Fund	161,957,683	31,399,503	23,283,467	26,399,042	2,352,136	16,133,125	188,558,980	7,391,571
Fidelity Series Overseas Fund	178,500,791	27,872,246	11,476,096	16,867,654	1,389,999	6,182,795	202,469,735	13,561,268
Fidelity Series Real Estate Income Fund	2,556,392	180,229	164,057	125,903	770	33,399	2,606,733	257,837
Fidelity Series Select International Small Cap Fund	472,707	1,591,266	29,349	69,252	865	355,531	2,391,020	173,012
Fidelity Series Small Cap Core Fund	7,033,516	205,256	1,103,727	63,314	(226)	1,699,405	7,834,224	579,454
Fidelity Series Small Cap Discovery Fund	23,321,224	2,729,802	2,467,752	2,457,636	27,484	1,703,769	25,314,527	2,303,415
Fidelity Series Small Cap Opportunities Fund	45,551,728	2,968,836	7,619,456	2,212,298	1,825,459	7,717,671	50,444,238	3,110,002
Fidelity Series Stock Selector Large Cap Value Fund	149,254,312	28,448,663	15,683,731	12,424,529	372,333	10,308,830	172,700,407	11,893,967
Fidelity Series Value Discovery Fund	152,228,570	24,516,042	17,738,902	9,466,339	760,880	12,877,596	172,644,186	10,137,650
	2,577,612,329	471,221,212	359,805,493	221,841,980	41,059,778	279,159,154	3,009,246,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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